UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07723

Worldwide Health Sciences Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

February 28, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Worldwide Health Sciences Portfolio

February 28, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 99.25%

Security	Shares	Value	Percentage of Net Assets

Major Capitalization – Europe — 18.49%(1)
Actelion, Ltd.(2)	407,300	$20,963,286	2.06%
Elan Corp. PLC ADR(2)	590,000	6,690,600	0.66
Novartis AG	341,000	23,091,867	2.27
Roche Holding AG PC	367,000	83,972,598	8.27
Sanofi	562,000	53,074,008	5.23

		$187,792,359	18.49%

Major Capitalization – Far East — 3.91%(1)
Mitsubishi Tanabe Pharma Corp.	1,433,000	$20,312,880	2.00%
Ono Pharmaceutical Co., Ltd.	365,000	19,370,170	1.91

		$39,683,050	3.91%

Major Capitalization – North America — 52.64%(1)
Abbott Laboratories	688,000	$23,247,520	2.29%
AbbVie, Inc.	688,000	25,400,960	2.50
Aetna, Inc.	150,000	7,078,500	0.70
Allergan, Inc.	95,000	10,299,900	1.01
Amgen, Inc.	351,000	32,084,910	3.16
Baxter International, Inc.	191,000	12,911,600	1.27
Biogen Idec, Inc.(2)	160,000	26,614,400	2.62
BioMarin Pharmaceutical, Inc.(2)	214,000	12,405,580	1.22
Bristol-Myers Squibb Co.	780,000	28,836,600	2.84
Cigna Corp.	94,000	5,495,240	0.54
Express Scripts Holding Co.(2)	442,000	25,154,220	2.48
Gilead Sciences, Inc.(2)	1,131,000	48,305,010	4.76
HCA Holdings, Inc.	1,100,000	40,799,000	4.02
Humana, Inc.	145,000	9,897,700	0.97
Illumina, Inc.(2)	282,700	14,171,751	1.40
Life Technologies Corp.(2)	316,200	18,380,706	1.81
Merck & Co., Inc.	734,000	31,363,820	3.09
Mylan, Inc.(2)	1,070,000	31,682,700	3.12
Onyx Pharmaceuticals, Inc.(2)	292,000	21,990,520	2.17
Pfizer, Inc.	1,864,000	51,017,680	5.02
Thermo Fisher Scientific, Inc.	162,600	11,999,880	1.18
UnitedHealth Group, Inc.	261,000	13,950,450	1.37
WellPoint, Inc.	250,000	15,545,000	1.53
Zimmer Holdings, Inc.	213,000	15,966,480	1.57

		$534,600,127	52.64%

Small & Mid Capitalization – Europe — 0.67%(1)
Given Imaging, Ltd.(2)	430,000	$6,815,500	0.67%

		$6,815,500	0.67%

Security	Shares	Value	Percentage of Net Assets

Small & Mid Capitalization – Far East — 9.32%(1)
Biosensors International Group, Ltd.(2)	13,628,000	$14,042,848	1.38%
China Shineway Pharmaceutical Group, Ltd.	4,250,000	7,229,548	0.71
Nichi-Iko Pharmaceutical Co., Ltd.	660,000	14,118,196	1.39
Sawai Pharmaceutical Co., Ltd.	230,000	24,946,478	2.46
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	12,500,000	11,628,572	1.15
Towa Pharmaceutical Co., Ltd.	420,000	22,650,910	2.23

		$94,616,552	9.32%

Small & Mid Capitalization – North America — 14.22%(1)
Actavis, Inc.(2)	246,000	$20,949,360	2.06%
Dendreon Corp.(2)	734,800	4,254,492	0.42
Exact Sciences Corp.(2)	907,000	9,686,760	0.95
Impax Laboratories, Inc.(2)	502,900	9,972,507	0.98
Incyte Corp.(2)	1,260,000	27,972,000	2.75
Infinity Pharmaceuticals, Inc.(2)	358,000	14,781,820	1.46
Insulet Corp.(2)	433,300	9,779,581	0.96
MAKO Surgical Corp.(2)	1,048,300	13,407,757	1.32
Medivation, Inc.(2)	180,000	8,845,200	0.87
Neurocrine Biosciences, Inc.(2)	640,200	6,773,316	0.67
OraSure Technologies, Inc.(2)	1,145,000	6,366,200	0.63
Sequenom, Inc.(2)	1,070,000	4,397,700	0.43
Vocera Communications, Inc.(2)	276,000	7,278,120	0.72

		$144,464,813	14.22%

Total Common Stocks (identified cost $778,194,001)		$1,007,972,401	99.25%

Short-Term Investments — 0.64%

Description	Interest (000’s Omitted)	Value	Percentage of Net Assets
Eaton Vance Cash Reserves Fund, LLC, 0.10%(3)	$6,512	$6,511,699	0.64%

Total Short-Term Investments (identified cost $6,511,699)		$6,511,699	0.64%

Total Investments (identified cost $784,705,700)		$1,014,484,100	99.89%

Other Assets, Less Liabilities		$1,129,355	0.11%

Net Assets		$1,015,613,455	100.00%

18	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2013

Portfolio of Investments (Unaudited) — continued

ADR	–	American Depositary Receipt
PC	–	Participation Certificate

(1)	Major Capitalization is defined as market value of $5 billion or more. Small & Mid Capitalization is defined as market value less than $5 billion.

(2)	Non-income producing security.

(3)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2013.

19	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2013
Unaffiliated investments, at value (identified cost, $778,194,001)	$1,007,972,401
Affiliated investment, at value (identified cost, $6,511,699)	6,511,699
Foreign currency, at value (identified cost, $1,652)	1,596
Dividends receivable	1,224,098
Interest receivable from affiliated investment	448
Tax reclaims receivable	4,127,779
Total assets	$1,019,838,021

Liabilities
Payable for investments purchased	$3,618,476
Payable to affiliates:
Investment adviser fee	243,354
Management fee	268,084
Accrued expenses	94,652
Total liabilities	$4,224,566
Net Assets applicable to investors’ interest in Portfolio	$1,015,613,455

Sources of Net Assets
Investors’ capital	$785,653,784
Net unrealized appreciation	229,959,671
Total	$1,015,613,455

20	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2013
Dividends (net of foreign taxes, $280,137)	$9,178,274
Interest allocated from affiliated investment	7,607
Expenses allocated from affiliated investment	(738)
Total investment income	$9,185,143

Expenses
Investment adviser fee	$2,220,195
Management fee	1,736,492
Trustees’ fees and expenses	18,830
Custodian fee	160,132
Legal and accounting services	40,806
Miscellaneous	32,177
Total expenses	$4,208,632

Net investment income	$4,976,511

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$13,869,320
Investment transactions allocated from affiliated investment	285
Foreign currency transactions	(343,786)
Net realized gain	$13,525,819
Change in unrealized appreciation (depreciation) —
Investments	$68,106,437
Foreign currency	71,315
Net change in unrealized appreciation (depreciation)	$68,177,752

Net realized and unrealized gain	$81,703,571

Net increase in net assets from operations	$86,680,082

21	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012
From operations —
Net investment income	$4,976,511	$12,330,162
Net realized gain from investment and foreign currency transactions	13,525,819	107,417,840
Net change in unrealized appreciation (depreciation) from investments and foreign currency	68,177,752	35,606,441
Net increase in net assets from operations	$86,680,082	$155,354,443
Capital transactions —
Contributions	$2,323,024	$14,663,224
Withdrawals	(91,887,134)	(177,049,932)
Net decrease in net assets from capital transactions	$(89,564,110)	$(162,386,708)

Net decrease in net assets	$(2,884,028)	$(7,032,265)

Net Assets
At beginning of period	$1,018,497,483	$1,025,529,748
At end of period	$1,015,613,455	$1,018,497,483

22	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2013

Supplementary Data

	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
Ratios/Supplemental Data			2012	2011		2010	2009	2008
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.84	%(2)	0.80%	1.21	%(3)	1.32%	1.34%	0.81	%(3)
Net investment income (loss)	0.99	%(2)	1.24%	0.85	%(4)	(0.21)%	(0.28)%	0.39%
Portfolio Turnover	22	%(5)	63%	43%		48%	54%	69%

Total Return	9.08	%(5)	16.99%	14.00%		5.22%	(5.67)%	7.62%

Net assets, end of period (000’s omitted)	$1,015,613		$1,018,497	$1,025,530		$1,048,273	$1,172,489	$1,664,556

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)

The investment adviser waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the year ended August 31, 2011 and less than 0.01% of average daily net assets for the year ended August 31, 2008).

(4)	Includes special dividends equal to 0.68% of average daily net assets.

(5)	Not annualized.

23	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Worldwide Health Sciences Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2013, Eaton Vance Worldwide Health Sciences Fund held a 99.7% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of February 28, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

24

Worldwide Health Sciences Portfolio

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to February 28, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by OrbiMed Advisors LLC (OrbiMed) as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.50% of the Portfolio’s average daily net assets up to $500 million, 0.47% on net assets of $500 million but less than $1 billion, 0.43% on net assets of $1 billion but less than $1.5 billion and at reduced rates on average daily net assets of $1.5 billion or more, and is payable monthly. In addition, OrbiMed’s fee is subject to an upward or downward performance adjustment of up to 0.15% of the average daily net assets of the Portfolio depending on whether, and to what extent, the investment performance of the Portfolio differs by at least one percentage point from the record of the MSCI World Health Care Index over a 36-month performance period, except during the transition period (i.e., the 36-month period ended July 31, 2014). During the transition period, the performance adjustment is based on the blended record of (i) the S&P 500 Index for the period prior to August 1, 2011 and (ii) the MSCI World Health Care Index for the period after August 1, 2011. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended February 28, 2013, the Portfolio’s investment adviser fee, net of a downward performance adjustment of $204,717, amounted to $2,220,195 or 0.44% (annualized) of the Portfolio’s average daily net assets.

The management fee is earned by EVM as compensation for administrative, compliance and oversight services rendered to the Portfolio. Pursuant to the management agreement and subsequent fee reduction agreement between the Portfolio and EVM, the fee is computed at an annual rate of 0.375% of the Portfolio’s average daily net assets up to $500 million, 0.32% on net assets of $500 million but less than $1 billion, 0.29% on net assets of $1 billion but less than $1.5 billion and at reduced rates on average daily net assets of $1.5 billion or more. The fee reduction cannot be terminated without the consent of a majority of Trustees and a majority of interest holders of the Portfolio. For the six months ended February 28, 2013, the management fee amounted to $1,736,492 or 0.35% (annualized) of the Portfolio’s average daily net assets.

Officers and Trustees of the Portfolio who are members of OrbiMed’s or EVM’s organizations receive remuneration for their services to the Portfolio out of the investment adviser or management fee. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $219,517,533 and $270,614,341, respectively, for the six months ended February 28, 2013.

25

Worldwide Health Sciences Portfolio

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at February 28, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$788,644,568

Gross unrealized appreciation	$245,675,097
Gross unrealized depreciation	(19,835,565)

Net unrealized appreciation	$225,839,532

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2013.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7  Concentration of Risk

As the Portfolio concentrates its investments in the health sciences industry, it will likely be affected by events that adversely affect that industry. The Portfolio has historically held fewer than 60 stocks at any one time; therefore, it is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund. These developments include product obsolescence, the failure of the issuer to develop new products and the expiration of patent rights. The value of the Portfolio’s interests can also be impacted by regulatory activities that affect health sciences companies.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

26

Worldwide Health Sciences Portfolio

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

At February 28, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Major Capitalization – Europe	$6,690,600	$181,101,759		$—	$187,792,359
Major Capitalization – Far East	—	39,683,050		—	39,683,050
Major Capitalization – North America	534,600,127	—		—	534,600,127
Small & Mid Capitalization – Europe	6,815,500	—		—	6,815,500
Small & Mid Capitalization – Far East	—	94,616,552		—	94,616,552
Small & Mid Capitalization – North America	144,464,813	—		—	144,464,813

Total Common Stocks	$692,571,040	$315,401,361	*	$—	$1,007,972,401

Short-Term Investments	$—	$6,511,699		$—	$6,511,699

Total Investments	$692,571,040	$321,913,060		$—	$1,014,484,100

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At February 28, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

27

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2013

Officers and Trustees

Officers of Eaton Vance Worldwide Health Sciences Fund

Duncan W. Richardson

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Worldwide Health Sciences Portfolio

Samuel D. Isaly

President

Duncan W. Richardson

Vice President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Worldwide Health Sciences Fund and Worldwide Health Sciences Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

29

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Sponsor and Manager of

Worldwide Health Sciences Portfolio and

Administrator of Eaton Vance Worldwide Health

Sciences Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Adviser of Worldwide Health Sciences Portfolio

OrbiMed Advisors LLC

601 Lexington Avenue

54th Floor

New York, NY 10022-4629

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

426-4/13	HSSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Worldwide Health Sciences Portfolio

By:	/s/ Samuel D. Isaly
Samuel D. Isaly
President

Date:	April 11, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 11, 2013

By:	/s/ Samuel D. Isaly
Samuel D. Isaly
President

Date:	April 11, 2013